[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(415) 856-7007
davidhearth@paulhastings.com
February 20, 2008	32227.00042
VIA EDGAR
U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re: Elfun Diversified Fund

Ladies and Gentlemen:

On behalf of our client, Elfun Diversified Fund (the “Fund”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the Fund’s preliminary proxy statement and form of proxy in connection with the Special Meeting of Unitholders (the “Special Meeting”) to be held on or about April 16, 2008.

The purpose of the Special Meeting is (1) to approve the amendment and reclassification of the Fund’s fundamental investment policy restricting the percentage of assets that may be invested in foreign securities; (2) to approve the amendment and/or reclassification of certain other fundamental investment policies of the Fund; (3) to approve the use of a “manager of managers” arrangement whereby GE Asset Management Incorporated, the investment adviser to the Fund, under certain circumstances, will be able to hire and replace sub-advisers to the Fund without obtaining unitholder approval; and (4) to transact such other business as may properly come before the meeting and any adjourned session thereof.

It is anticipated that the proxy materials will be sent to unitholders on or about March 12, 2008.

Please contact the undersigned at the number above with any comments or questions.

Very truly yours,

/s/ David A. Hearth
David A. Hearth of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure